Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments [Abstract]
Investments
3. Investments
At September 30, 2025, STORE Capital had investments in
3,564 property locations representing 3,395 owned properties (of which 227 are accounted for as financing arrangements and 101 are accounted for as sales-type leases), 22 properties where all the related land is subject to an operating ground lease and 147 properties which secure mortgage loans. The gross investment portfolio totaled $16.9 billion at
September
 30, 2025 and consisted of the gross acquisition cost of the real estate investments totaling $14.1 billion including an offset by intangible lease liabilities totaling $137.8 million, loans and financing receivables with an aggregate carrying amount of $2.7 billion and operating ground lease assets totaling $53.9 million. As of
September
 30, 2025, approximately 33% of these investments are assets of consolidated special purpose entity subsidiaries that are pledged as collateral under the non-recourse
obligations of such special purpose entities (Note 4).

The gross dollar amount of the Company’s investments includes the investment in land, buildings, improvements and lease intangibles related to real estate investments as well as the carrying amount of the loans and financing receivables and operating ground lease assets.
During
the nine months ended September 30, 2025, the Company had the following gross real estate and other investment activity (dollars in thousands):

	Number of Investment Locations	Dollar Amount of Investments
Gross investments, December 31, 2024 (h)	3,312	$15,816,145
Acquisition of and additions to real estate (a)(d)(f)(g)	144	633,120
Investment in loans and financing receivables (a)(g)	179	743,308
Sales of real estate and financing receivables	(71)	(301,158)
Principal collections on loans and financing receivables	—	(6,247)
Net change in operating ground lease assets (b)		(3,348)
Provisions for impairment		(26,260)
Other		(1,473)
Gross investments, September 30, 2025 (c)(e)(h)		16,854,087
Less accumulated depreciation and amortization (c)(e)		(1,469,358)

Net investments, September 30, 2025	3,564	$15,384,729

(a)	Excludes $ 23.4 million of total tenant improvement advances disbursed in 2025 which were accrued as of December 31, 2024.
(b)	Represents amortization recognized on operating ground lease assets and the disposal of operating ground lease assets net of amortization during the nine months ended September 30, 2025.
(c)
Includes the below-market lease liabilities ($
137.8
 million) and the accumulated amortization ($
22.0
 million) of the liabilities recorded on the condensed consolidated balance sheets as intangible lease liabilities as of
September
 30, 2025.

(d)	Includes $ 2.0 million of tenant funded improvements during 2025.
(e)	Includes the dollar amount of investments ($ 33.5 million) and the accumulated depreciation ($ 5.6 million) related to real estate investments held for sale at September 30, 2025.
(f)	Includes non-cash acquisition of $ 18.4 million of real estate improvements.
(g)	Includes $ 63.0 million of total non-cash real estate and financing receivables acquired in connection with holdback arrangements.
(h)	Includes $22.5 million and $23.7 million of interest income receivables associated with certain financing arrangements as of September 30, 2025 and December 31, 2024, respectively.
The following table summarizes the revenues the Company recognized from its investment portfolio (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Rental revenues:
Operating leases (a)	$255,171	$245,228	$760,453	$736,537
Sublease income - operating ground leases (b)	705	780	2,268	2,186
Amortization of lease related intangibles and costs	1,250	1,380	3,818	4,102

Total rental revenues	$257,126	$247,388	$766,539	$742,825

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Interest income on loans and financing receivables:
Mortgage and other loans receivable	$7,237	$3,310	$16,746	$7,190
Sale-leaseback transactions accounted for as financing arrangements	25,116	21,403	80,670	57,116
Sales-type and financing receivables	14,230	8,939	39,053	18,129

Total interest income on loans and financing receivables	$46,583	$33,652	$136,469	$82,435

(a)
For the three months ended
September
 30, 2025 and 2024, includes $
1.0
 million and $
1.1
 million, respectively, of property tax tenant reimbursement revenue and includes $
227,000
and $
385,000
, respectively, of variable lease revenue. For the
nine
months ended
September
 30, 2025 and 2024, includes $
3.2
 million and $
3.3
 million, respectively, of property tax tenant reimbursement revenue and includes $
1.0
million
and $
921,000
, respectively, of variable lease revenue.

(b)
Represents total revenue recognized for the sublease of properties subject to operating ground leases to the related tenants; includes both payments made by the tenants to the ground lessors and straight-line revenue recognized for scheduled increases in the sublease rental payments.

The Company has elected to account for the lease and nonlease components in its lease contracts as a single component if the timing and pattern of transfer for the separate components are the same and, if accounted for separately, the lease component would classify as an operating lease.
Significant Credit and Revenue Concentration
STORE Capital’s real estate investments are leased or financed to 672 customers who operate their businesses across 145 industries geographically dispersed throughout 49 states. The primary sectors of the U.S. economy and their proportionate dollar amount of STORE Capital’s investment portfolio at
September
 30, 2025 are service at 61%, service-oriented retail at 12% and manufacturing at 27%. Only one state, Texas (11%), accounted for 10% or more of the total dollar amount of STORE Capital’s investment portfolio at
September
 30, 2025. None of the Company’s customers represented more than 10% of the Company’s investment portfolio at
September
 30, 2025, with the largest customer representing 2.2% of the total investment portfolio. On an annualized basis, as of
September
 30, 2025, the largest customer represented approximately 2.2% of the Company’s total investment portfolio revenues.
Real Estate Investments
The weighted average remaining noncancelable lease term of the Company’s operating leases with its tenants at
S
eptember
 30, 2025 was approximately 14.5 years. Substantially all the leases are triple net, which means that the lessees are responsible for the payment of all property operating expenses, including property taxes, maintenance and insurance; therefore, the Company is generally not responsible for repairs or other capital expenditures related to the properties while the triple-net
leases are in effect. At
S
eptember
 30, 2025, 23 of the Company’s properties were vacant and not subject to a lease.

Scheduled future minimum rentals to be received under the remaining noncancelable term of the operating leases in place as of September 30, 2025, are as follows (in thousands):

Remainder of 2025	$250,961
2026	1,014,981
2027	1,005,754
2028	992,855
2029	971,951
2030	950,518
Thereafter	8,569,390

Total future minimum rentals (a)	$13,756,410

(a)
Excludes future minimum rentals to be received under lease contracts associated with sale-leaseback transactions accounted for as financing arrangements and sales-type financing receivables. See
Loans and Financing Receivables
section below.

Substantially all the Company’s leases include one or more renewal options (generally two to four five-year options). Since lease renewal periods are exercisable at the option of the lessee
, the preceding table presents future minimum lease payments due during the initial lease term only. In addition, the future minimum lease payments presented above do not include any contingent rental payments such as lease escalations based on future changes in CPI.
Intangible Lease Assets
The following details intangible lease assets and related accumulated amortization (in thousands):

	September 30, 2025	December 31, 2024
In-place leases (a)	$533,536	$551,442
Above-market leases	35,790	37,193

Total intangible lease assets	569,326	588,635
Accumulated amortization (a)	(132,468)	(99,007)

Net intangible lease assets	$436,858	$489,628

(a)	Includes the dollar amount of in-place lease intangibles ($ 39,000 ) and the related accumulated amortization ($ 39,000 ) associated with the real estate investments held for sale at September 30, 2025.
Aggregate lease intangible asset amortization included in depreciation and amortization expense was $13.3 million and $13.2 million during the three months ended
September
 30, 2025 and 2024, respectively, and $41.6 million and $39.5 million for the nine
months ended
September
 30, 2025 and 2024, respectively. The amount amortized as a decrease to rental revenue for capitalized above-market
lease intangibles was $0.7 million and $0.7 million for the three months ended
September
 30, 2025 and 2024, respectively, and $2.6 million and $2.1 million for the nine
months ended
September
 30, 2025 and 2024, respectively.
Based on the balance of the intangible lease assets at
September
 30, 2025, the aggregate amortization expense is expected to be $11.7 million for the remainder of 2025, $45.3 million in 2026, $43.6 million in 2027, $41.5 million in 2028, $39.0 million in 2029, $36.1 million in 2030 and $191.1 million thereafter. The amount expected to be amortized as a decrease to rental revenue is expected to be $0.7 million for the remainder of 2025, $2.7 million in 2026, $2.6 million in 2027, $2.5 million in 2028, $2.4 million in 2029, $2.4 million in 2030 and $15.3 million thereafter. The weighted average remaining amortization period is approximately 11.1 years for the in-place
lease intangibles and approximately 12.9 years for the above-market lease intangibles.

Intangible Lease Liabilities
The following details intangible lease liabilities and related accumulated amortization (in thousands):

	September 30, 2025	December 31, 2024
Below-market leases	$137,806	$141,262
Accumulated amortization	(21,985)	(16,167)

Net intangible lease liabilities (a)	$115,821	$125,095

(a)
Includes the dollar amount of below-market lease intangibles ($
120,000
) and the related accumulated amortization ($
32,000
) associated with the real estate investments held for sale at
Sept
ember
 30, 2025.

Lease intangible liabilities are amortized as an increase to rental revenues. For the three months ended
September
 30, 2025 and 2024, amortization was $2.2 million and $2.3 million, respectively, and for the nine
months ended
September
 30, 2025 and 2024, was $7.1 million and $6.7 million, respectively. Based on the balance of the intangible liabilities at
September
 30, 2025, the amortization included in rental revenue is expected to be $2.1 million for the remainder of 2025, $8.2 million in 2026, $8.0 million in 2027, $7.8 million in 2028, $7.6 million in 2029, $7.0 million in 2030 and $75.1 million thereafter. The weighted average remaining amortization period, including extension periods, is approximately 22.3 years.
Operating Ground Lease Assets
As of
September
 30, 2025, STORE Capital had operating ground lease assets aggregating $53.9 million. Typically, the lease payment obligations for these leases are the responsibility of the tenants operating on the properties, in accordance with the Company’s leases with those respective tenants. The Company recognized total lease cost for these operating ground lease assets of $945,000 and $1.0 million
during the three months ended
September
 30, 2025 and 2024, respectively, and $2.9 million and $2.8 million for the nine
months ended
September
 30, 2025 and 2024, respectively. The Company also recognized, in rental revenues, sublease revenue associated with its operating ground leases of $705,000 and $780,000 during the three months ended
September
 30, 2025 and 2024, respectively, and $2.3 million and $2.2 million during the nine
months ended
September
 30, 2025 and 2024, respectively.
The future minimum lease payments to be paid under the operating ground leases as of September 30, 2025 were as follows (in thousands):

	Ground Leases Paid by STORE Capital	Ground Leases Paid by STORE Capital’s Tenants (a)	Total
Remainder of 2025	$14	$693	$707
2026	57	2,562	2,619
2027	57	2,562	2,619
2028	57	2,592	2,649
2029	58	2,680	2,738
2030	60	2,700	2,760
Thereafter	3,198	103,317	106,515

Total lease payments	3,501	117,106	120,607
Less imputed interest	(2,883)	(70,059)	(72,942)

Total operating lease liabilities - ground leases	$618	$47,047	$47,665

(a)
STORE Capital’s tenants, who are generally
sub-tenants
under the ground leases, are responsible for paying the rent under these ground leases. In the event the tenant fails to make the required ground lease payments,

the Company would be primarily responsible for the payment, assuming the Company does not re-tenant
the property or sell the leasehold interest. Of the total $
117.1

million commitment, $
85.7
 million is due for periods beyond the current term of the Company’s leases with the tenants. Amounts exclude contingent rent due under one lease where the ground lease payment, or a portion thereof, is based on the level of the tenant’s sales.

Loans and Financing Receivables
The Company’s loans and financing receivables are summarized below (dollars in thousands):

Type	Interest Rate (a)	Maturity Date	September 30, 2025	December 31, 2024
Seventeen mortgage loans receivable (b)	8.86%	2025 - 2066	$524,629	$231,536
Equipment and other loans receivable	10.00%	2025 - 2038	24,731	27,828

Total principal amount outstanding—loans receivable			549,360	259,364
Unamortized loan origination costs			2,015	686
Unamortized loan premium			527	642
Sale-leaseback transactions accounted for as financing arrangements (c)(d)	8.69%	2034 - 2122	1,472,253	1,163,118
Sales-type financing receivables	8.95%	2044 - 2055	675,750	556,879
Allowance for credit and loan losses (e)			(17,220)	(15,979)

Total loans and financing receivables			$2,682,685	$1,964,710

(a)	Represents the weighted average interest rate as of the balance sheet date.
(b)
Seven
of these mortgage loans allow for prepayment with a penalty ranging from
20
% to
70
%
depending on the timing of the prepayment. Two of these mortgages may be prepaid in whole or in part, the remaining five allow for prepayment only in full.

(c)
In accordance with ASC Topic 842, represents sale-leaseback transactions accounted for as financing arrangements rather than as investments in real estate subject to operating leases. Interest rate shown is the weighted average initial rental or capitalization rate on the leases; the leases mature between 2034 and 2122 and the purchase options expire between 2026 and 2073.

(d)	Includes $22.5 million and $23.7 million of interest income receivables associated with certain financing arrangements as of September 30, 2025 and December 31, 2024, respectively.
(e)	Balance shown is net of $2.6 million of loans that were written-off against previously established reserves.
Loans Receivable
At
September
 30, 2025, the Company held 31 loans receivable with an aggregate carrying amount of $549.5 million.
Seventeen
 of the loans are mortgage loans secured by land and/or buildings and improvements on the mortgaged property; the interest rates on 12 of the mortgage loans are subject to increases over the term of the loans. The mortgage loans receivable generally require the borrowers to make monthly principal and interest payments based on a 15 to
40

year
amortization period with a balloon payment, if any, at maturity or earlier upon the occurrence of certain other events. The equipment and other loans generally require the borrower to make monthly principal and interest payments with a balloon payment, if any, at maturity.

The long-term mortgage loans receivable generally allow for prepayments without penalty or with penalties ranging from 1% to 15%, depending on the timing of the prepayment, except as noted in the table above. Equipment and other loans receivable allow for prepayments in whole or in part without penalty. Absent prepayments, scheduled maturities are expected to be as follows (in thousands):

	Scheduled Principal Payments	Balloon Payments	Total Payments
Remainder of 2025	$1,715	$9,723	$11,438
2026	8,500	10,535	19,035
2027	9,214	—	9,214
2028	9,500	1,872	11,372
2029	9,760	1,500	11,260
2030	7,561	191,813	199,374
Thereafter	76,808	210,859	287,667

Total principal payments	$123,058	$426,302	$549,360

Sale-Leaseback Transactions Accounted for as Financing Arrangements
As of
September
 30, 2025 and December 31, 2024, the Company had $1.5 billion and $1.2 billion, respectively, of investments acquired through sale-leaseback transactions accounted for as financing arrangements rather than as investments in real estate subject to an operating lease; revenue from these arrangements is recognized in interest income rather than as rental revenue. The scheduled future minimum rentals to be received under these agreements (which will be reflected in interest income) as of
September
 30, 2025, were as follows (in thousands):

Remainder of 2025	$30,907
2026	126,329
2027	128,407
2028	130,520
2029	132,751
2030	135,045
Thereafter	3,882,609

Total future scheduled payments	$4,566,568

Sales-Type Financing Receivables
As of
Septem
ber
 30, 2025 and December 31, 2024, the Company had $675.8 million and $556.9 million, respectively, of investments accounted for as sales-type leases; the components of these investments were as follows (in thousands):

	September 30, 2025	December 31, 2024
Minimum lease payments receivable	$1,950,889	$1,580,222
Estimated residual value of leased assets	10,183	9,229
Unearned income	(1,285,322)	(1,032,572)

Net investment	$675,750	$556,879

As of
September
 30, 2025, the future minimum lease payments to be received under the sales-type lease receivables are expected to be $13.6 million for the remainder of 2025, $55.0 million in 2026, $56.2 million in 2027, $57.6 million in 2028, $59.0 million in 2029, $60.4 million in 2030 and $1.6 billion thereafter.

Provision for Credit Losses
In accordance with ASC Topic 326, the Company evaluates the collectibility of its loans and financing receivables at the time each loan or financing receivable is issued and subsequently on a quarterly basis utilizing an expected credit loss model based on credit quality indicators. The Company groups individual loans and financing receivables based on the implied credit rating associated with each borrower. Based on credit quality indicators as of
September
 30, 2025, $385.2 million of loans and financing receivables were categorized as investment grade and $2.3 billion were categorized as non-investment
grade. During the three and
nine
months ended
September
 30, 2025
,
there were $2.0 million and $3.8
million, respectively of provisions for credit losses recognized. During the nine months ended September 30, 2025, there were
$2.6 million of write-offs charged against the allowance and no recoveries of amounts previously written off.
As of
S
eptember
 30, 2025, the year of origination for loans and financing receivables with a credit quality indicator of investment grade was $74.9 million in 2025, $142.1 million in 2024, $85.2 million in 2023, none in 2022, $31.1 million in 2021 and $51.9 million prior to 2021. The year of origination for loans and financing receivables with a credit quality indicator of non-investment
grade was $658.8 million in 2025, $768.3 million in 2024, $540.9 million in 2023, $85.7 million in 2022, $39.9 million in 2021 and $218.6 million prior to 2021.

3. Investments
At December 31, 2024, STORE Capital had investments in 3,312 property locations representing 3,269 owned properties (of which 190 are accounted for as financing arrangements and 93 are accounted for as sales-type leases), 25 properties where all the related land is subject to an operating ground lease and 18 properties which secure mortgage loans. The gross investment portfolio totaled $15.8 billion at December 31, 2024 and consisted of the gross acquisition cost of the real estate investments totaling $13.8 billion, including an offset by intangible lease liabilities totaling $141.3 million, loans and financing receivables with an aggregate carrying amount of $1.9 billion and operating ground lease assets totaling $57.2 million. As of December 31, 2024, approximately 33% of these investments are assets of consolidated special purpose entity subsidiaries that are pledged as collateral under the non-recourse
obligations of such special purpose entities (Note 4).
The gross dollar amount of the Company’s investments includes the investment in land, buildings, improvements and lease intangibles related to real estate investments as well as the carrying amount of the loans and financing receivables and operating ground lease assets. For the year ended December 31, 2024, the period from February 3, 2023 through December 31, 2023, the period from January 1, 2023 to February 2, 2023, and for the year ended December 31, 2022, the Company had the following gross real estate and other investment activity (dollars in thousands):

	Successor		Predecessor
	Number of Investment Locations	Dollar Amount of Investments	Number of Investment Locations	Dollar Amount of Investments
Gross investments, December 31, 2021			2,866	$10,748,937
Acquisition of and additions to real estate (a)(b)(c)(d)			256	1,475,499
Investment in loans and direct financing receivables			28	158,676
Sales of real estate			(60)	(197,530)
Principal collections on loans and direct financing receivables (b)			(6)	(76,868)
Net change in operating ground lease assets (e)				(1,446)
Provisions for impairment				(16,428)
Other				(10,997)

Gross investments, December 31, 2022			3,084	12,079,843
Acquisition of and additions to real estate (a)(f)			19	42,452
Investment in loans and direct financing receivables			1	82,112
Sales of real estate			(1)	(760)
Principal collections on loans and direct financing receivables			(2)	(468)
Net change in operating ground lease assets (e)				(125)
Other				4,430

Gross investments, February 2, 2023			3,101	12,207,484
Gross investments, February 3, 2023	3,101	$14,201,731
Acquisition of and additions to real estate (a)(g)	112	517,624
Investment in loans and direct financing receivables	40	598,990
Sales of real estate, loans and direct financing receivables (h)	(40)	(404,939)
Principal collections on loans and direct financing receivables	(7)	(74,408)
Net change in operating ground lease assets (e)		(737)
Provisions for impairment		(25,265)
Other		(11,362)

Gross investments, December 31, 2023	3,206	14,801,634
Acquisition of and additions to real estate (a)(i)(j)	122	687,307

	Successor		Predecessor
	Number of Investment Locations	Dollar Amount of Investments	Number of Investment Locations	Dollar Amount of Investments
Investment in loans and financing receivables (a)	88	673,322
Sales of real estate	(104)	(340,247)
Principal collections on loans and financing receivables	—	(1,636)
Net change in operating ground lease assets (e)		5,178
Provisions for impairment		(31,911)
Other		(1,180)

Gross investments, December 31, 2024 (k)		15,792,467
Less accumulated depreciation and amortization (k)		(1,067,526)

Net investments, December 31, 2024 (l)	3,312	$14,724,941

(a)
For year ended December 31, 2022, the period from January 1, 2023 through February 2, 2023, the period from February 3, 2023 through December 31, 2023, and the year ended December 31, 2024, includes $2.3 million, $0.2 million, $2.9 million and $2.6 million, respectively, of interest capitalized to properties under construction.

(b)
For the year ended December 31, 2022, includes $8.9 million of non-cash
principal collection transactions in which the Company acquired the underlying collateral property (buildings and improvements) and leased them back to a customer.

(c)	Excludes $22.6 million of tenant improvement advances disbursed in 2022 which were accrued as of December 31, 2021.
(d)	Includes $10.6 million of tenant funded improvements during 2022.
(e)
During the year ended December 31, 2022, the period from January 1, 2023 through February 2, 2023 and the period from February 3, 2023 through December 31, 2023, represents amortization recognized on operating ground lease assets; during the year ended December 31, 2024, includes new operating ground lease assets recognized net of amortization.

(f)	Excludes $5.2 million of tenant improvement advances disbursed from January 1, 2023 to February 2, 2023 which were accrued as of December 31, 2022.
(g)	Excludes $15.1 million of tenant improvement advances disbursed from February 3, 2023 to December 31, 2023 which were accrued as of February 2, 2023.
(h)	Includes the sale of certain loans and financing receivables with an aggregate carrying value of $332.0 million to a related party.
(i)	Excludes $25.3 million of total tenant improvement advances disbursed in 2024 which were accrued as of December 31, 2023.
(j)	Includes $16.3 million of tenant funded improvements during 2024.
(k)
Includes the below-market lease liabilities ($141.3 million) and the accumulated amortization ($16.2 million) of the liabilities recorded on the consolidated balance sheets as intangible lease liabilities as of December 31, 2024.

(l)
In connection with certain acquisitions completed during the year ended December 31, 2024, the Company modified existing operating leases in a manner which required them to be accounted for as finance leases in accordance with ASC Topic 842. As a result, the Company reclassified $156.5 million of net real estate investments to loans and financing receivables, net on the consolidated balance sheets. The Company also recognized a $16.0 million non-cash
net gain in connection with the modification which is included in net gain (loss) on dispositions of real estate in the consolidated statements of operations.

The following table summarizes the revenues the Company recognized from its investment portfolio (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Rental revenues:
Operating leases (a)	$982,847	$862,891	$75,005	$845,880
Sublease income - operating ground leases (b)	2,966	2,577	234	2,812
Amortization of lease related intangibles and costs	4,056	5,239	(231)	(2,272)

Total rental revenues	$989,869	$870,707	$75,008	$846,420

Interest income on loans and financing receivables:
Mortgage and other loans receivable	$33,434	$33,885	$2,434	$26,667
Sale-leaseback transactions accounted for as financing arrangements	79,182	31,760	2,444	24,140
Sales-type and financing receivables	28,816	10,822	448	5,969

Total interest income on loans and financing receivables	$141,432	$76,467	$5,326	$56,776

(a)
For the year ended December 31, 2024, the period from February 3, 2023 through December 31, 2023, the period from January 1, 2023 through February 2, 2023 and the year ended December 31, 2022, includes $4.5 million, $3.3 million, $252,000, and $3.1 million, respectively, of property tax tenant reimbursement revenue and includes $1.3 million, $1.0 million, $24,000, and $1.0 million, respectively, of variable lease revenue.

(b)
Represents total revenue recognized for the sublease of properties subject to operating ground leases to the related tenants; includes both payments made by the tenants to the ground lessors and straight-line revenue recognized for scheduled increases in the sublease rental payments.

The Company has elected to account for the lease and nonlease components in its lease contracts as a single component if the timing and pattern of transfer for the separate components are the same and, if accounted for separately, the lease component would classify as an operating lease.
Significant Credit and Revenue Concentration
STORE Capital’s real estate investments are leased or financed to 649 customers who operate their businesses across 138 industries geographically dispersed throughout 49 states. The primary sectors of the U.S. economy and their proportionate dollar amount of STORE Capital’s investment portfolio at December 31, 2024 are service at 61%, service-oriented retail at 13% and manufacturing at 26%. Only one state, Texas (11%), accounted for 10% or more of the total dollar amount of STORE Capital’s investment portfolio at December 31, 2024. None of the Company’s customers represented more than 10% of the Company’s investment portfolio at December 31, 2024, with the largest customer representing 2.4% of the total investment portfolio. On an annualized basis, as of December 31, 2024, the largest customer represented approximately 2.3% of the Company’s total investment portfolio revenues.
Real Estate Investments
The weighted average remaining noncancelable lease term of the Company’s operating leases with its tenants at December 31, 2024 was approximately 14.1 years. Substantially all the leases are triple net, which means that the lessees are responsible for the payment of all property operating expenses, including property taxes, maintenance and insurance; therefore, the Company is generally not responsible for repairs or other capital expenditures related to the properties while the triple-net
leases are in effect. At December 31, 2024, 19 of the Company’s properties were vacant and not subject to a lease.
Scheduled future minimum rentals to be received under the remaining noncancelable term of the operating leases in place as of December 31, 2024 are as follows (in thousands):

2025	$982,586
2026	981,728
2027	970,931
2028	955,216
2029	929,218
Thereafter	8,094,531

Total future minimum rentals (a)	$12,914,210

(a)
Excludes future minimum rentals to be received under lease contracts associated with sale-leaseback transactions accounted for as financing arrangements and sales-type financing receivables. See
Loans and Financing Receivables
section below.

Substantially all the Company’s leases include one or more renewal options (generally two to four five-year options). Since lease
renewal periods are exercisable at the option of the lessee, the preceding table presents future minimum lease payments due during the initial lease
term only. In addition, the future minimum lease payments presented above do not include any contingent rental payments such as lease escalations based on future changes in CPI.
Intangible Lease Assets
The following details intangible lease assets and related accumulated amortization at December 31 (in thousands):

	2024	2023
In-place leases	$551,442	$577,808
Above-market leases	37,193	37,519

Total intangible lease assets	588,635	615,327
Accumulated amortization	(99,007)	(51,650)

Net intangible lease assets	$489,628	$563,677

Aggregate lease intangible asset amortization included in depreciation and amortization expense was $54.5 million, $50.7 million, and $0.3 million during the year ended December 31, 2024, the period from February 3, 2023 through December 31, 2023, and for the period from January 1, 2023 through February 2, 2023, respectively. The amount amortized as a decrease to rental revenue for capitalized above-market
lease intangibles was $2.8 million during both the year ended December 31, 2024 and for the period from February 3, 2023 through December 31, 2023. For the period from January 1, 2023 through February 2, 2023 and the year ended December 31, 2022, there was no amortization of above-market lease intangibles.
Based on the balance of the intangible lease assets as of December 31, 2024, the aggregate amortization expense is expected to be $48.5 million in 2025, $46.9 million in 2026, $45.1 million in 2027, $42.9 million in
2028, $40.2 million in 2029 and $234.2 million thereafter. The amount expected to be amortized as a decrease to rental revenue is expected to be $2.8 million in 2025, $2.8 million in 2026, $2.7 million in 2027, $2.6 million in 2028, $2.5 million in 2029 and $18.4 million thereafter. The weighted average remaining amortization period is approximately 11.7 years for the in-place
lease intangibles, and approximately 13.5 years for the above market lease intangibles.
Intangible Lease Liabilities
The following details intangible lease liabilities and related accumulated amortization as of December 31 (in thousands):

	2024	2023
Below-market leases	$141,262	$148,686
Accumulated amortization	(16,167)	(8,170)

Net intangible lease liabilities	$125,095	$140,516

Lease intangible liabilities are amortized as an increase to rental revenues. For the year ended December 31, 2024 and the period from February 3, 2023 through December 31, 2023, amortization was $10.6 million and $8.3 million, respectively. There was no amortization of below-market lease intangibles for the period from January 1, 2023 through February 2, 2023 and for the year ended December 31, 2022. Based on the balance of the intangible liabilities at December 31, 2024, the amortization included in rental revenue is expected to be $8.4 million in 2025, $8.4 million in 2026, $8.2 million in 2027, $8.0 million in 2028, $7.8 million in 2029 and $84.3 million thereafter. The weighted average remaining amortization period, including extension periods, is approximately
22.5
 years.
Operating Ground Lease Assets
As of December 31, 2024, STORE Capital had operating ground lease assets aggregating $57.2 million. Typically, the lease payment obligations for these leases are the responsibility of the tenants operating on the properties, in accordance with the Company’s leases with those respective tenants. The Company recognized total lease cost for these operating ground lease assets of $4.0 million, $3.2 million, $273,000 and $3.3 million, for the year ended December 31, 2024, the period from February 3, 2023 through December 31, 2023, the period from January 1, 2023 through February 2, 2023 and for the year ended December 31, 2022, respectively. The Company also recognized, in rental revenues, sublease revenue associated with its operating ground leases of $3.0 million $2.6 million, $234,000 and $2.8 million for the year ended December 31, 2024, the period from February 3, 2023 through December 31, 2023, the period from January 1, 2023 through February 2, 2023 and for the year ended December 31, 2022, respectively. The Company’s ground leases have remaining terms ranging from less than one year to 87 years, some of which have one or more options to extend
the lease for terms ranging from two years to ten years. The weighted average remaining non-cancelable
lease term for the ground leases was 24 years at December 31, 2024. The weighted average discount rate used in calculating the operating lease liabilities was 5.7%.

The future minimum lease payments to be paid under the operating ground leases as of December 31, 2024 were as follows (in thousands):

	Ground Leases Paid by STORE Capital	Ground Leases Paid by STORE Capital’s Tenants (a)	Total
2025	$57	$3,035	$3,092
2026	57	3,041	3,098
2027	57	3,041	3,098
2028	57	3,071	3,128
2029	58	3,158	3,216
Thereafter	3,258	110,278	113,536

Total lease payments	3,544	125,624	129,168
Less imputed interest	(2,923)	(74,537)	(77,460)

Total operating lease liabilities - ground leases	$621	$51,087	$51,708

(a)
STORE Capital’s tenants, who are generally
sub-tenants
under the ground leases, are responsible for paying the rent under these ground leases. In the event the tenant fails to make the required ground lease payments, the Company would be primarily responsible for the payment, assuming the Company does not re-tenant
the property or sell the leasehold interest. Of the total $125.6 million commitment, $86.5 million is due for periods beyond the current term of the Company’s leases with the tenants. Amounts exclude contingent rent due under three leases where the ground lease payment, or a portion thereof, is based on the level of the tenant’s sales.

Loans and Financing Receivables
The Company’s loans and financing receivables are summarized below (dollars in thousands):

Type	Interest Rate (a)	Maturity Date	December 31,
			2024	2023
Twelve mortgage loans receivable (b)	8.98%	2025 - 2066	$231,536	$125,093
Equipment and other loans receivable	10.38%	2025 - 2038	27,828	13,958

Total principal amount outstanding—loans receivable			259,364	139,051
Unamortized loan origination costs			686	61
Unamortized loan premium			642	664
Sale-leaseback transactions accounted for as financing arrangements (c)	8.55%	2034 - 2122	1,139,440	839,902
Sales-type financing receivables	8.82%	2044 - 2054	556,879	131,969
Allowance for credit and loan losses			(15,979)	(7,716)

Total loans and financing receivables			$1,941,032	$1,103,931

(a)	Represents the weighted average interest rate as of the balance sheet date.
(b)	One of these mortgage loans allows for a prepayment in whole, but not in part, with a penalty ranging from 20% to 70% depending on the timing of the prepayment.
(c)
In accordance with ASC Topic 842, represents sale-leaseback transactions accounted for as financing arrangements rather than as investments in real estate subject to operating leases. Interest rate shown is the weighted average initial rental or capitalization rate on the leases; the leases mature between 2034 and 2122 and the purchase options expire between 2026 and 2073.

Loans Receivable
At December 31, 2024, the Company held 28 loans receivable with an aggregate carrying amount of $256.4 million. Twelve of the loans are mortgage loans secured by land and/or buildings and improvements on the mortgaged property; the interest rates on eight of the mortgage loans are subject to increases over the term of the loans. The mortgage loans receivable generally require the borrowers to make monthly principal and interest payments based on a 20 to
40-year
amortization period with a balloon payment, if any, at maturity or earlier upon the occurrence of certain other events. The equipment and other loans generally require the borrower to make monthly principal and interest payments with a balloon payment, if any, at maturity.
The long-term mortgage loans receivable generally allow for prepayments without penalty or with penalties ranging from 1% to 15%, depending on the timing of the prepayment, except as noted in the table above. All other loans receivable allow for prepayments in whole or in part without penalty. Absent prepayments, scheduled maturities are expected to be as follows (in thousands):

	Scheduled Principal Payments	Balloon Payments	Total Payments
2025	$1,813	$10,428	$12,241
2026	1,990	9,835	11,825
2027	2,570	424	2,994
2028	2,625	1,953	4,578
2029	2,668	1,500	4,168
Thereafter	72,292	151,266	223,558

Total principal payments	$83,958	$175,406	$259,364

Sale-Leaseback Transactions Accounted for as Financing Arrangements
As of December 31, 2024 and 2023, the Company had $1.1 billion and $839.9 million, respectively, of investments acquired through sale-leaseback transactions accounted for as financing arrangements rather than as investments in real estate subject to an operating lease; revenue from these arrangements is recognized in interest income rather than as rental revenue. The scheduled future minimum rentals to be received under these agreements (which will be reflected in interest income) as of December 31, 2024, were as follows (in thousands):

2025	$95,490
2026	97,189
2027	98,939
2028	100,741
2029	102,655
Thereafter	3,293,942

Total future scheduled payments	$3,788,956

Sales-Type Financing Receivables
As of December 31, 2024 and 2023, the Company had $556.9 million and $132.0 million, respectively, of investments accounted for as sales-type leases; the components of these investments were as follows (in thousands):

	2024	2023
Minimum lease payments receivable	$1,580,222	$365,516
Estimated residual value of leased assets	9,229	1,521
Unearned income	(1,032,572)	(235,067)

Net investment	$556,879	$131,969

As of December 31, 2024, the future minimum lease payments to be received under the sales-type lease receivables are expected to be $44.5 million in 2025, $45.3 million in 2026, $46.3 million in 2027, $47.4 million in 2028, $48.6 million in 2029 and $1.3 billion thereafter.
Provision for Credit Losses
In accordance with ASC Topic 326, the Company evaluates the collectibility of its loans and financing receivables at the time each financing receivable is issued and subsequently on a quarterly basis utilizing an expected credit loss model based on credit quality indicators. The Company groups individual loans and financing receivables based on the implied credit rating associated with each borrower. Based on credit quality indicators as of December 31, 2024, $229.3 million of loans and financing receivables were categorized as investment grade and $1.7 billion were categorized as non-investment
grade. During the year ended December 31, 2024, there were $8.3 million of net provisions for credit losses recognized, no write-offs charged against the allowance and no recoveries of amounts previously written off.
As of December 31, 2024, the year of origination for loans and financing receivables with a credit quality indicator of investment grade was $51.9 million in 2024, $86.7 million in 2023, none in 2022, $18.0 million in 2021, none in 2020 and $72.7 million prior to 2020. The year of origination for loans and financing receivables with a credit quality indicator of non-investment
grade was $788.7 million in 2024, $573.6 million in 2023, $99.1 million in 2022, $52.2 million in 2021, $12.0 million in 2020 and $200.8 million prior to 2020.